Financial Expenses, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES, NET
NOTE 8:-	FINANCIAL EXPENSES, NET

The components of financial expenses, net were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Foreign currency transactions and other	$(10)	$(13)	$(50)	$26
Financial expenses related to loan agreement with Kreos	365	414	1,155	1,364
Bank commissions	5	4	26	22
	$360	$405	$1,131	$1,412

NOTE 11:- FINANCIAL EXPENSES, NET

The components of financial expenses, net were as follows:

	Year Ended December 31,
	2018	2017	2016
Foreign currency transactions and other	$42	$(188)	$85
Financial expenses related to loan agreement with Kreos	2,398	2,451	1,976
Bank commissions	26	30	34
Income related to hedging transactions	—	—	(36)

	$2,466	$2,293	$2,059